SHARE CAPITAL AND RESERVES - Schedule of stock option activity (Details)			1 Months Ended	12 Months Ended
	Oct. 10, 2019 share	Feb. 06, 2019 share $ / shares	Jan. 24, 2020 share $ / shares	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share $ / shares	Jan. 31, 2018 share $ / shares
SHARE CAPITAL AND RESERVES [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share				2,520,000	515,000	0
Weighted average exercise price, beginning balance | $ / shares				$ 2.41	$ 0.65	$ 0
Granted | share	1,020,000	710,000	100,000	1,830,000	2,115,000	515,000
Granted | $ / shares		$ 1.11	$ 0.80	$ 1.14	$ 2.75	$ 0.65
Exercised | share				(80,000)	(100,000)
Weighted average exercise price of exercised | $ / shares				$ 0.65	$ 0.65
Cancelled | share				(1,015,000)	(10,000)
Cancelled | $ / shares				$ 2.28	$ 0.65
Number of share options outstanding in share-based payment arrangement at end of period | share				3,255,000	2,520,000	515,000
Weighted average exercise price, ending balance | $ / shares				$ 1.78	$ 2.41	$ 0.65
Weighted average remaining life (years)	1 year	1 year	1 year	2 years 2 months 4 days	2 years 3 months 18 days	2 years 8 months 15 days